Hartford Life Insurance Company
200 Hopmeadow Street
Simsbury, CT 06089

May 20, 2009

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      The Hartford Mutual Funds, Inc. – Registration Statement on Form N-14 (File No. 333-158587)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for The Hartford Global Equity Fund, an existing series of The Hartford Mutual Funds, Inc. (the “Registrant”), pursuant to Rule 497(b) under Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.	that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on form N-14 under the 1933 Act (the “Amendment”) filed on May 18, 2009; and

2.	that the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 18, 2009 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8859.

Sincerely,

/s/ Michael G. Phillips
Michael G. Phillips
Assistant Vice President and Senior Counsel

cc:	Kevin Bopp, Dechert LLP
Kathryn S. Cohen, Dechert LLP